Long-term borrowings and debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Borrowings:
At fixed interest rates with due dates from june 2015 to november 2016	$ 65,000	$ 25,000
At floating interest rates with due dates from may 2015 to november 2019	578,956	506,346
Total borrowings	643,956	531,346
Debt:
At fixed interest rates with due dates from april 2017 to march 2024	464,729	444,719
At floating interest rates with due dates from march 2015 to january 2018	296,834	177,806
Total debt	761,563	622,525
Total long-term borrowings and debt	1,405,519	1,153,871
Total long-term borrowings and debt outstanding	1,388,708	1,317,983
Maximum outstanding balance at any month - end	1,587,009	1,893,149
Weighted average interest rate at the end of the period	2.71%	3.06%
Weighted average interest rate during the period	2.86%	3.08%
Mexican Pesos [Member]
Debt:
Total long-term borrowings and debt	271,833	242,916
Peruvian Soles [Member]
Debt:
Total long-term borrowings and debt	0	43,980
Range of fixed interest rates on borrowing and debt	0.00%	6.50%
U S Dollar [Member]
Debt:
Total long-term borrowings and debt	1,069,421	866,975
Euro [Member]
Debt:
Total long-term borrowings and debt	$ 64,265	$ 0
Maximum [Member] | Mexican Pesos [Member]
Debt:
Range of floating interest rates on borrowing and debt	3.96%	5.29%
Maximum [Member] | U S Dollar [Member]
Debt:
Range of fixed interest rates on borrowing and debt	3.75%	3.75%
Range of floating interest rates on borrowing and debt	1.76%	1.77%
Minimum [Member] | Mexican Pesos [Member]
Debt:
Range of floating interest rates on borrowing and debt	3.67%	4.44%
Minimum [Member] | U S Dollar [Member]
Debt:
Range of fixed interest rates on borrowing and debt	1.50%	1.50%
Range of floating interest rates on borrowing and debt	0.72%	0.52%